UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
July 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value

CONSUMER DISCRETIONARY — 22.5%
Brunswick	2,527	$134,159
Five Below*	2,819	103,937
Garmin	1,401	58,716
Genesco*	2,009	129,962
Harman International Industries	937	100,877
Hasbro	1,861	146,535
HSN	1,608	118,204
Nordstrom	2,029	154,833
Norwegian Cruise Line Holdings*	1,995	124,528
Sotheby’s	3,856	161,296

		1,233,047

CONSUMER STAPLES — 4.1%
Pinnacle Foods	5,024	225,829

ENERGY — 2.7%
Core Laboratories	1,020	111,822
Whiting Petroleum*	1,808	37,046

		148,868

FINANCIALS — 6.3%
CBRE Group, Cl A*	3,702	140,565
Comerica	1,805	85,611
Zions Bancorporation	3,792	118,273

		344,449

HEALTH CARE — 18.0%
Amsurg*	2,467	176,983
Bio-Techne	1,145	125,240
Community Health Systems*	2,035	119,068
Edwards Lifesciences*	835	127,054
Endo International*	2,264	198,190
Mednax*	1,819	153,960
STERIS	1,177	81,366

		981,861

INDUSTRIALS — 19.9%
Advisory Board*	1,994	119,440
Beacon Roofing Supply*	1,619	56,665
CLARCOR	2,561	154,095
Genesee & Wyoming, Cl A*	1,214	86,461
IDEX	1,340	101,880
Middleby*	1,071	131,412
Nordson	1,337	99,085
Ritchie Bros Auctioneers	2,033	54,932
WABCO Holdings*	1,033	127,545
Xylem	4,543	156,870

		1,088,385

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
July 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — 22.2%
FactSet Research Systems	630	$104,366
FEI	1,491	128,181
FLIR Systems	4,380	134,860
IPG Photonics*	1,460	134,641
Linear Technology	2,049	84,009
Microchip Technology	2,113	90,521
National Instruments	3,122	90,413
NVIDIA	5,810	115,909
Solera Holdings	2,210	80,864
Teradyne	7,566	145,721
Trimble Navigation*	4,564	105,429

		1,214,914

TOTAL COMMON STOCK (Cost $4,427,357)		5,237,353

SHORT-TERM INVESTMENT (A) — 2.5%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $134,441)	134,441	134,441

TOTAL INVESTMENTS — 98.2% (Cost $4,561,798) †		$5,371,794

Percentages are based on Net Assets of $5,469,602.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.
Cl	Class
†	At July 31, 2015 the tax basis cost of the Fund’s investments was $4,561,798, and the unrealized appreciation and depreciation were $976,370 and $(166,374), respectively.

As of July 31, 2015 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2400

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
July 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%‡
	Shares	Value

CONSUMER DISCRETIONARY — 18.5%
Cinemark Holdings	28,200	$1,112,772
EW Scripps, Cl A	42,600	935,922
Five Below*	33,200	1,224,084
Helen of Troy*	10,700	939,246
IMAX*	39,300	1,470,213
Oxford Industries	11,366	953,948
Red Robin Gourmet Burgers*	11,500	1,053,975
Texas Roadhouse, Cl A	22,100	870,519
Tumi Holdings*	36,600	704,550

		9,265,229

CONSUMER STAPLES — 2.8%
Snyders -Lance	21,100	686,172
SunOpta*	66,300	709,410

		1,395,582

ENERGY — 1.6%
Gulfport Energy*	14,000	458,640
Helix Energy Solutions Group*	15,700	131,409
Sanchez Energy*	29,100	213,303

		803,352

FINANCIALS — 6.7%
Cathay General Bancorp	27,800	892,658
Columbia Banking System	24,180	792,862
Glacier Bancorp	27,600	775,560
UMB Financial	16,300	893,566

		3,354,646

HEALTH CARE — 18.0%
Akorn*	16,400	756,204
Albany Molecular Research*	53,900	1,139,446
AMN Healthcare Services*	27,300	803,439
Analogic	12,200	982,710
Cyberonics*	14,200	871,880
HealthSouth	18,900	863,730
Horizon Pharma*	19,500	718,575
Natus Medical*	20,600	930,296
Owens & Minor	20,650	726,054
Team Health Holdings*	18,100	1,220,121

		9,012,455

INDUSTRIALS — 18.9%
Albany International, Cl A	20,500	763,010
Beacon Roofing Supply*	14,900	521,500
FTI Consulting*	22,300	912,516
Korn	34,200	1,145,016
Matson	29,600	1,226,032
Mueller Water Products, Cl A	85,600	764,408

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
July 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Rush Enterprises, Cl A*	32,800	$836,072
Steelcase, Cl A	55,000	981,750
TASER International*	36,400	990,808
Tennant	13,500	807,435
Tetra Tech	20,400	543,456

		9,492,003

INFORMATION TECHNOLOGY — 26.4%
Acxiom*	49,100	879,381
Blackhawk Network Holdings, Cl A*	29,200	1,341,156
Coherent*	12,200	706,990
Cray*	36,400	944,216
Electronics For Imaging*	16,900	772,330
EPAM Systems*	16,600	1,230,226
FARO Technologies*	14,805	649,791
Integrated Device Technology*	40,500	773,955
Ixia*	76,100	1,004,520
Knowles*	19,400	369,570
MAXIMUS	13,500	920,835
NIC	29,800	537,592
NICE Systems ADR	16,061	1,036,898
Pegasystems	15,096	408,951
Plantronics	14,800	859,584
PTC*	22,300	810,605

		13,246,600

MATERIALS — 4.1%
Balchem	14,400	816,048
PH Glatfelter	18,377	375,075
Sensient Technologies	12,600	861,714

		2,052,837

TOTAL COMMON STOCK (Cost $39,652,653)		48,622,704

SHORT-TERM INVESTMENT (A) — 3.3%
CASH EQUIVALENT — 3.3%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,656,708)	1,656,708	1,656,708

TOTAL INVESTMENTS — 100.3% (Cost $41,309,361) †		$50,279,412

Percentages are based on Net Assets of $50,133,678.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
July 31, 2015
(Unaudited)

ADR	American Depositary Receipt
Cl	Class
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $41,309,361, and the unrealized appreciation and depreciation were $10,781,803 and $(1,811,752), respectively.

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2400

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
July 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%
	Shares	Value

CONSUMER DISCRETIONARY — 23.8%
Arctic Cat	18,900	$540,729
Build-A-Bear Workshop, Cl A*	21,200	369,940
Capella Education	7,000	360,570
Carmike Cinemas*	13,900	348,195
Carrols Restaurant Group*	63,500	699,770
Cavco Industries*	7,600	555,408
Citi Trends*	29,100	692,871
Eros International*	13,900	497,342
Ethan Allen Interiors	15,600	470,964
Fox Factory Holding*	36,900	585,972
Fred’s, Cl A	25,900	467,236
FTD*	14,000	407,820
Libbey	14,400	535,824
Lifetime Brands	38,556	560,604
Potbelly*	45,600	621,984
Rentrak*	8,600	588,842
Shoe Carnival	21,150	598,757
Stage Stores	37,500	660,000
Steiner Leisure*	9,300	536,610

		10,099,438

CONSUMER STAPLES — 1.1%
Inter Parfums	15,900	483,201

ENERGY — 0.5%
Abraxas Petroleum*	105,333	198,026

FINANCIALS — 4.2%
Independent Bank Group	10,000	444,800
Pacific Continental	32,400	430,272
State Bank Financial	22,800	461,700
Yadkin Financial*	21,100	452,806

		1,789,578

HEALTH CARE — 20.9%
AngioDynamics*	39,200	607,600
Cambrex*	16,900	832,325
Cross Country Healthcare*	58,500	706,095
Harvard Bioscience*	79,797	390,207
Inogen*	7,900	351,234
LeMaitre Vascular	52,500	747,600
LHC Group*	14,000	564,060
Natus Medical*	13,500	609,660
Omnicell*	14,200	518,584
Pernix Therapeutics Holdings*	64,400	320,712
Providence Service*	10,400	489,424
Repligen*	19,200	672,192

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
July 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
SurModics*	24,400	$573,156
Trinity Biotech ADR	33,352	575,322
US Physical Therapy	17,900	946,194

		8,904,365

INDUSTRIALS — 17.8%
Alamo Group	10,500	551,670
Apogee Enterprises	10,900	601,462
Astronics*	9,036	560,232
Celadon Group	24,200	525,140
Echo Global Logistics*	25,300	817,190
Enphase Energy*	51,900	306,729
Exponent	17,000	756,330
GP Strategies*	23,600	677,084
Heritage-Crystal Clean*	36,100	463,885
John Bean Technologies	22,100	805,545
Lydall*	18,700	555,577
NN	23,500	536,505
Sterling Construction*	86,500	405,685

		7,563,034

INFORMATION TECHNOLOGY — 21.5%
Applied Optoelectronics*	28,500	554,325
CalAmp*	28,600	489,346
Calix*	62,800	529,404
ePlus*	5,000	384,550
Everyday Health*	27,500	326,425
Fabrinet*	32,400	601,344
Global Cash Access Holdings*	58,000	292,900
GSI Group*	28,700	406,679
Immersion*	38,000	521,360
Mesa Laboratories	5,700	590,178
Nanometrics*	30,700	419,976
Newport*	36,200	573,408
Park City Group*	27,812	364,616
Photronics*	49,600	409,200
SciQuest*	37,400	444,686
Silicon Graphics International*	66,300	338,793
Sykes Enterprises*	28,300	689,954
WNS Holdings ADR*	25,925	772,824
Xcerra*	65,400	411,039

		9,121,007

MATERIALS — 1.4%
Materion	9,800	299,880
Synalloy	25,241	298,096

		597,976

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
July 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value

TELECOMMUNICATION SERVICES — 3.8%
8x8*	83,300	$725,543
Vonage Holdings*	141,800	906,102
		1,631,645

TOTAL COMMON STOCK (Cost $33,558,684)		40,388,270

SHORT-TERM INVESTMENT (A) — 5.6%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $2,390,755)	2,390,755	2,390,755

TOTAL INVESTMENTS— 100.6% (Cost $35,949,439) †		$42,779,025

Percentages are based on Net Assets of $42,521,721.

*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.
ADR	American Depositary Receipt
Cl	Class
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $35,949,439, and the unrealized appreciation and depreciation were $9,063,903 and $(2,234,317), respectively.

As of July 31, 2015 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015